Consolidated Statements of Financial Position - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment, net		$ 6,261,887	$ 6,431,578
Intangible assets, net		944,409	902,256
Investments in non-consolidated companies		821,571	751,475
Other investments		100,716	67,277
Deferred tax assets		200,237	160,745
Receivables, net		318,690	177,803
Trade receivables, net		0	229
Non-current assets		8,647,510	8,491,363
Current assets
Receivables, net		662,762	357,705
Derivative financial instruments		227	4,353
Inventories, net		3,470,215	3,908,305
Trade receivables, net		1,180,689	1,767,196
Other investments		1,875,026	1,290,459
Cash and cash equivalents	[1]	1,653,355	1,276,605
Current assets excluding assets classified as held for sale		8,842,274	8,604,623
Assets classified as held for sale		1,764	1,921
Current assets		8,844,038	8,606,544
Total Assets		17,491,548	17,097,907
EQUITY
Capital and reserves attributable to the owners of the parent		11,845,959	10,535,019
Non-controlling interest		1,922,434	1,700,019
Total Equity		13,768,393	12,235,038
Non-current liabilities
Provisions		81,422	83,299
Deferred tax liabilities		162,742	186,216
Other liabilities		538,214	506,886
Trade payables		1,112	989
Lease liabilities		190,134	215,250
Borrowings		532,701	656,465
Non-current liabilities		1,506,325	1,649,105
Current liabilities
Current income tax liabilities		135,703	873,759
Other liabilities		344,843	345,123
Trade payables		1,187,600	1,126,049
Derivative financial instruments		505	1,889
Lease liabilities		49,015	44,371
Borrowings		499,164	822,573
Current liabilities		2,216,830	3,213,764
Total Liabilities		3,723,155	4,862,869
Total Equity and Liabilities		$ 17,491,548	$ 17,097,907

[1]	It includes restricted cash of $30, $58 and $54 as of December 31, 2022, 2021 and 2020, respectively. In addition, the Company had other investments with a maturity of more than three months for $1,975,490, $1,357,484 and $816,157 as of December 31, 2022, 2021 and 2020, respectively.